OTHER LIABILITIES (Details) $ in Millions, $ in Millions	Dec. 31, 2017 COP ($)	Dec. 31, 2017 USD ($)	[1]	Dec. 31, 2016 COP ($)
Disclosure of accounts Payable and other liabilities [Abstract]
Suppliers and services payable	$ 1,818,103			$ 1,609,361
Cashier checks	697,575			802,270
Dividends payable	590,040			644,733
Non-financial liabilities	500,209			580,842
Withholdings taxes and labor contributions	456,411			496,437
Commissions and fees	399,155			197,322
Collection service	285,017			235,325
Collection on behalf of third parties	272,206			256,035
Affiliate establishments	248,064			194,221
Canceled accounts	81,841			28,649
Tax levies	73,696			72,790
Checks drawn and not paid	39,624			41,093
Financial transactions tax	37,042			42,110
Insurance payables	32,410			29,962
Promissory buyers	24,049			27,819
Contributions and affiliations	23,173			28,380
Leases	10,912			8,054
Cash surplus	9,272			8,081
Deferred credits	1,012			1,051
Compensation to customers	778			1,151
Other liabilities	634,877			651,506
Total	$ 6,235,466	$ 2,089.6		$ 5,957,192

[1]	2.4 Convenience translation in to U.S. dollars: The presentation currency of Grupo Aval´s consolidated financial statements is the Colombian Peso. The U.S. dollar amounts disclosed in the accompanying consolidated financial statements are presented solely for the convenience of the reader, dividing the Colombian peso amounts by the exchange rate of Ps. 2,984.00 per US$1.00, which is the market exchange rate at December 31, 2017, as calculated by the Central Bank of Colombia. The use of this methodology in translating Colombian pesos into U.S. dollars is referred to as the “U.S. dollar translation methodology,” and should not be construed as a representation that the Colombian peso amounts actually represent or have been, or the amount that could be converted into U.S. dollars at that rate or any other rate.